Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	1,701.08
Total Transaction Valuation	12,317,760.00
Total Offset Amount	1,701.08
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A